Net Defined Benefit Liabilities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Net Defined Benefit Liabilities
18.	Net Defined Benefit Liabilities
The amounts recognized in the statements of financial position are determined as follows:

(In millions of Korean won)	December 31, 2018		December 31, 2019
Present value of defined benefit obligations	￦	2,201,876	￦	2,427,351
Fair value of plan assets		(1,643,046)		(2,069,710)

Liabilities	￦	561,269	￦	365,663

Assets in the statement of financial position	￦	2,439	￦	8,022

Changes in the defined benefit obligations for the years ended December 31, 2018 and 2019, are as follows:

(In millions of Korean won)	2018		2019
Beginning	￦	1,911,166	￦	2,201,876
Current service cost		225,667		243,598
Interest expense		51,691		47,403
Benefit paid		(121,372)		(100,663)
Changes due to settlements of plan		9,801		910
Remeasurements:
Actuarial gains and losses arising from changes in demographic assumptions		4,600		39
Actuarial gains and losses arising from changes in financial assumptions		116,458		11,773
Actuarial gains and losses arising from experience adjustments		(19,919)		19,465
Changes in scope of consolidation		23,784		2,950

Ending	￦	2,201,876	￦	2,427,351

Changes in the fair value of plan assets for the years ended December 31, 2018 and 2019, are as follows:

(In millions of Korean won)	2018		2019
Beginning	￦	1,519,779	￦	1,643,046
Interest income		41,233		35,386
Remeasurements:
Return on plan assets (excluding amounts included in interest income)		1,409		(2,537)
Benefits paid		(116,303)		(87,119)
Employer contributions		179,100		476,916
Changes in scope of consolidation		17,828		4,018

Ending	￦	1,643,046	￦	2,069,710

Amounts recognized in the
consolidated
statement
s
of
operations
for the years ended December 31, 2017, 2018 and 2019, are as follows:

(In millions of Korean won)	2017		2018		2019
Current service cost	￦	210,336	￦	225,667	￦	243,598
Net Interest cost		8,691		10,458		12,017
Past service cost		(61)		9,801		910
Transfer out		(9,196)		(13,881)		(16,215)

Total expenses	￦	209,770	￦	232,045	￦	240,310

Principal actuarial assumptions used are as follows:

	December 31, 2017	December 31, 2018	December 31, 2019
Discount rate	1.85% ~ 3.66%	2.20% ~ 3.34%	1.66% ~ 3.00%
Future salary increase	1.00% ~ 8.03%	1.39% ~ 7.82%	1.00% ~ 6.81%
The sensitivity of the defined benefit obligations as at December 31, 2019, to changes in the principal assumptions is:

(In percentage, in millions of Korean won)	Effect on defined benefit obligation
	Changes in assumption	Increase in assumption	Decrease in assumption
Discount rate	0.5% point	￦ (77,044)	￦ 83,574
Salary growth rate	0.5% point	76,010	(70,874)
A decrease in corporate bond yields will increase plan liabilities, although this will be partially offset by an increase in the value of the plans’ bond holdings.
The above sensitivity analyses are based on an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. The sensitivity of the defined benefit obligation to changes in principal actuarial assumptions is calculated using the projected unit credit method, the same method applied when calculating the defined benefit obligations recognized on the statement of financial position.
The Group actively monitors how the duration and the expected yield of the investments match the expected cash outflows arising from the pension obligations. Expected contributions to post-employment benefit plans for the year ending December 31, 2020, are
￦
353,284 million.
The expected maturity analysis of undiscounted pension benefits as at December 31, 2019, is as follows:

(In millions of Korean won)	Less than 1 year		Between 1-2 years		Between 2-5 years		Over 5 years		Total
Pension benefits	￦	241,380	￦	273,477	￦	834,025	￦	3,849,346	￦	5,198,228
The weighted average duration of the defined benefit obligations is 7.0 years.